Derivative and Hedging Instruments - Fair Values of Derivative Instruments by Remaining Term to Maturity (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	$ 8,667	$ 8,546
Derivative liabilities	14,247	11,687
Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	1,171	1,189
Derivative liabilities	2,320	1,561
1 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	578	603
Derivative liabilities	2,304	1,982
3 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	635	573
Derivative liabilities	1,244	717
Over 5 years
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	6,283	6,181
Derivative liabilities	$ 8,379	$ 7,427